FUNDING DEBTS - Remaining contractual maturity (Details) - Loan payables to investors of consolidated Trusts ¥ in Thousands	Dec. 31, 2021 CNY (¥)
FUNDING DEBTS
Less than 1 year	¥ 194,200
1-2 years	0
2-3 years	0
More than 3 years	0
Total	194,200
Interest payments due in less than 1 year	3,175
Interest payments due in 1-2 years	0
Interest payments due in 2-3 years	0
Interest payments due in More than 3 years	0
Total interest payments	¥ 3,175